Profit and loss information - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Apr. 30, 2026 Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Salaries and wages	$ 117,683	$ 94,813
Number of initial therapeutic programs | Product			4
Other income	40,000	0
Gain (loss) on repurchase of convertible bonds	2,935	0
Cost of Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Salaries and wages	$ 1,098	$ 916